Summary Of Principal Accounting Policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Segments	Dec. 31, 2024 CNY (¥) Segments	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Foreign currency exchange rate, translation	1						1
Restricted cash term period	12 months	12 months
Estimated liabilities for return allowances | ¥				¥ 0.0			¥ 0.0
Outsourcing expenses	$ 408,500,000	¥ 2,982.1		2,603.5		¥ 3,382.1
Advertising expense	30,000,000	219.0		156.8		306.1
Impairment loss on long-lived assets | $	0		$ 0		$ 0
Referral services	900,000	6.3		2.8		17.6
Employee benefits expenses	34,500,000	252.1		241.9		¥ 238.7
Cash and bank deposits	$ 421,200,000			¥ 5,271.9			¥ 3,074.8
Foreign currency exchange rate risk	1.50%			1.70%	9.20%	9.20%	1.50%
Other comprehensive income (loss), foreign currency transaction and translation adjustment, net of tax	$ 4,500,000	32.5		¥ 33.1		¥ 172.4
Income from government subsidies	$ 8,400,000	¥ 61.0		18.1		¥ 15.0
Number of operating segments | Segments	1	1
Maximum [Member]
Intial Lease Term	12 months						12 months
Other Non-current Liabilities [Member]
Government subsidies	$ 13,000,000			¥ 92.0			¥ 94.7
Accrued Expense and Other Current Liabilities [Member]
Government subsidies	$ 1,200,000						¥ 8.8
RMB [Member]
Foreign currency exchange rate, translation	0.072993						0.072993